Summary of Significant Accounting Policies - Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Inventory write-offs	$ 608	$ 211	$ 230